Line of Credit and Notes Payable - Line of credit amendment (Details) - USD ($)			3 Months Ended	6 Months Ended
	Nov. 01, 2023	Nov. 29, 2021	Jun. 30, 2024	Jun. 30, 2024	Mar. 28, 2024	Dec. 31, 2023
Line of Credit and Notes Payable
Principal balance of promissory note					$ 224,000
Outstanding balance, promissory note			$ 2,428,880	$ 2,428,880		$ 220,000
Line of credit issued November 29, 2021 (Face Value: $500,000)
Line of Credit and Notes Payable
Principal balance of promissory note		$ 500,000
Basis spread on the variable rate (in %)	3.00%	1.25%		8.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:PrimeRateMember
Outstanding balance, promissory note			456,097	$ 456,097
Total interest expense			874	874
Accrued interest			$ 29,367	$ 29,367